FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
               OF REGISTERED MANAGEMENT INVESTMENT COMPANY


               Investment Company Act file number: 811-4626


                       Tax-Free Trust of Oregon
              (Exact Name of Registrant as Specified in Charter)

                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
              (Address of Principal Executive Offices)(Zip Code)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
                    (Name and address of Agent for Service)

                   Date of fiscal year end: September 30, 2007

                  Date of reporting period: December 31, 2007


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule
30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The
Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth
Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


Item 1. Schedule of Investments.

Schedule of investments as of the close of the reporting period as set forth in subsection 210.12-12 - 12-14 of Regulation S-X (17 CFR 210.12-12 - 12-14)
of $49,417.

                            TAX-FREE TRUST OF OREGON
                             SCHEDULE OF INVESTMENTS
                                December 31, 2007
                                   (unaudited)
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-------------------- ------------------------------------------------------------ ----------------- ------------------
                                                                                       Rating
     Principal                                                                         Moody's/
      Amount         State of Oregon General Obligation Bonds (43.3%)                   S&P                  Value   (a)
-------------------- ------------------------------------------------------------ ----------------- ------------------

                     Bend, Oregon Transportation Highway System
                      (MBIA Corporation Insured)
         $1,135,000  5.300%, 09/01/17                                                  Aaa/NR        $      1,189,026

                     Benton and Linn Counties Oregon School District #509J
                    (Financial Security Assurance
                     Insured)
          4,670,000  5.000%, 06/01/21 pre-refunded                                     Aaa/NR               5,057,750

                     Chemeketa, Oregon Community College District (Financial
                     Guaranty Insurance Corporation Insured), Escrowed
                     to Maturity
          1,385,000  5.500%, 06/01/14                                                 Aaa/AAA               1,552,017

                     Clackamas, Oregon Community College District (Financial
                     Guaranty Insurance
                     Corporation Insured)
          3,955,000  5.250%, 06/15/17 pre-refunded                                    Aaa/AAA               4,222,912

                     Clackamas, Oregon Community College District (MBIA
                     Corporation Insured)
          1,535,000  5.000%, 05/01/25                                                 Aaa/AAA               1,606,147

                     Clackamas, Oregon School District #12 (North Clackamas)
                     Convertible Capital
                     Appreciation Bonds (Financial Security Assurance
                     Insured) (converts to a 5% coupon
                     on 06/15/11)
          4,250,000  zero coupon, 06/15/29                                            Aaa/AAA               3,705,618

                     Clackamas County, Oregon School District #12 (North
                     Clackamas) (Financial Security
                     Assurance Insured)
          3,115,000  4.750%, 06/15/31                                                 Aaa/AAA               3,162,317

                     Clackamas County, Oregon School District #62 (Oregon City)
                     (State School Bond
                     Guaranty Program)
          2,055,000  5.500%, 06/15/20 pre-refunded                                    Aa2/AAA               2,171,334

                     Clackamas County, Oregon School District #86 (Canby)
                     (Financial Security Assurance
                     Insured)
          2,240,000  5.000%, 06/15/19                                                 Aaa/AAA               2,399,376

                     Clackamas County, Oregon School District #108
                     (Estacada) (Financial Security
                     Assurance Insured)
          1,295,000  5.375%, 06/15/17 pre-refunded                                    Aaa/AAA               1,387,968
          2,000,000  5.000%, 06/15/25 pre-refunded                                    Aaa/AAA               2,119,260

                     Clackamas County, Oregon Tax Allocation
            705,000  6.500%, 05/01/20                                                  NR/NR*                 706,748

                     Clatsop County, Oregon School District #1 (Astoria)
                     (State School Bond Guaranty
                     Program)
          1,895,000  5.500%, 06/15/19 pre-refunded                                     NR/AA                2,002,276

                     Columbia County, Oregon School District #502 (Financial
                     Guaranty Insurance
                     Corporation Insured)
          2,070,000  zero coupon, 06/01/15                                            Aaa/AAA               1,533,580

                     Deschutes County, Oregon (Financial Security
                     Assurance Insured)
          1,615,000  5.000%, 12/01/15                                                  Aaa/NR               1,722,575
          2,260,000  5.000%, 12/01/16                                                  Aaa/NR               2,404,256

                     Deschutes County, Oregon Administrative School
                     District #1 (Bend-LaPine)
                     (Financial Security Assurance Insured)
          1,145,000  5.500%, 06/15/14 pre-refunded                                     Aaa/NR               1,231,837
          1,300,000  5.500%, 06/15/16 pre-refunded                                     Aaa/NR               1,398,592
          1,355,000  5.500%, 06/15/18 pre-refunded                                     Aaa/NR               1,457,763
          3,000,000  5.125%, 06/15/21 pre-refunded                                     Aaa/NR               3,191,040

                     Deschutes County, Oregon School District #6
                     (Sisters) (Financial Security Assurance
                     Insured)
          1,735,000  5.250%, 06/15/19                                                 Aaa/AAA               1,954,703
          1,030,000  5.250%, 06/15/21                                                 Aaa/AAA               1,161,737

                     Deschutes and Jefferson Counties, Oregon School
                     District #02J (Redmond) (Financial
                     Guaranty Insurance Corporation Insured)
          1,000,000  5.000%, 06/15/21                                                  Aaa/NR               1,055,150
          2,330,000  zero coupon, 06/15/22                                             Aaa/NR               1,201,022

                     Douglas County, Oregon School District  #116
                     (Winston-Dillard) (State School Bond
                     Guaranty Program)
          1,020,000  5.625%, 06/15/20 pre-refunded                                     NR/AA                1,080,721

                     Eugene, Oregon (Parks and Open Space)
          1,465,000  5.250%, 02/01/18 pre-refunded                                     Aa2/NR               1,499,735
          1,000,000  5.250%, 02/01/19 pre-refunded                                     Aa2/NR               1,023,710

                     Gresham, Oregon
                     (Financial Security Assurance Insured)
          1,155,000  5.375%, 06/01/18                                                  Aaa/NR               1,237,837

                     Jackson County, Oregon School District #4 (Phoenix-Talent)
                     (Financial Security Assurance Insured)
          1,395,000  5.500%, 06/15/18 pre-refunded                                    Aaa/AAA               1,500,797

                     Jackson County, Oregon School District #9 (Eagle
                     Point) (MBIA Corporation Insured)
          2,080,000  5.500%, 06/15/15                                                  Aaa/NR               2,331,784
          1,445,000  5.500%, 06/15/16                                                  Aaa/NR               1,628,833

                     Jackson County, Oregon School District #9 (Eagle Point)
                     (State School Bond Guaranty Program)
          1,120,000  5.625%, 06/15/17 pre-refunded                                     Aa2/NR               1,209,477
          1,880,000  5.000%, 06/15/21 pre-refunded                                     Aa2/NR               1,992,104

                     Jackson County, Oregon School District #549
                     (Medford) (State School Bond Guaranty Program)
          1,750,000  5.000%, 06/15/12                                                  Aa2/NR               1,871,345

                     Jackson County, Oregon School District #549C (Medford)
                     (Financial Security Assurance
                     Insured)
          2,000,000  4.750%, 12/15/29                                                 Aaa/AAA               2,022,080
          3,000,000  5.000%, 12/15/32                                                 Aaa/AAA               3,128,940

                     Jefferson County, Oregon School District #509J
                     (Financial Guaranty Insurance Corporation Insured)
          1,215,000  5.250%, 06/15/14                                                 Aaa/AAA               1,303,914
          1,025,000  5.250%, 06/15/17                                                 Aaa/AAA               1,091,307

                     Josephine County, Oregon Three Rivers School District
                     (Financial Security Assurance Insured)
          1,780,000  5.250%, 06/15/18 pre-refunded                                     Aaa/NR               1,900,577

                     Lane County, Oregon School District #19 (Springfield)
                     (Financial Security Assurance Insured)
          3,425,000  zero coupon, 06/15/29                                             Aaa/NR               1,165,425

                     Lane County, Oregon School District #40 (Creswell)
                     (State School Bond Guaranty Program)
          1,430,000  5.375%, 06/15/20 pre-refunded                                     NR/AA                1,506,762

                     Lincoln County, Oregon School District
                     (Financial Guaranty Insurance Corporation Insured)
          1,245,000  5.250%, 06/15/12                                                 Aaa/AAA               1,279,723

                     Linn County, Oregon School District #7 (Harrisburg)
                     (State School Bond Guaranty Program)
          1,660,000  5.500%, 06/15/19 pre-refunded                                     NR/AA                1,753,973

                     Linn County, Oregon School District #9 (Lebanon)
                     (Financial Guaranty Insurance Corporation Insured)
          3,000,000  5.600%, 06/15/30 pre-refunded                                    Aaa/AAA               3,339,810

                     Linn County, Oregon School District #9 (Lebanon)
                     (MBIA Corporation Insured)
          2,500,000  5.000%, 06/15/30                                                 Aaa/AAA               2,556,250

                     Metro, Oregon
          1,100,000  5.000%, 06/01/18                                                 Aaa/AAA               1,202,652

                     Morrow County, Oregon School District #1 (Financial
                     Security Assurance Insured)
          1,710,000  5.250%, 06/15/19                                                 Aaa/AAA               1,926,537

                     Multnomah County, Oregon School District #7
                     (Reynolds) (MBIA Corporation Insured)
          2,625,000  5.000%, 06/01/25                                                  Aaa/NR               2,687,633

                     Multnomah County, Oregon School District #7 (Reynolds)
                     (State School Bond Guaranty Program)
            500,000  5.625%, 06/15/17 pre-refunded                                     Aa2/AA                 539,605
          2,375,000  5.125%, 06/15/19 pre-refunded                                     Aa2/AA               2,524,649

                     Multnomah and Clackamas Counties, Oregon School
                     District #10 (Gresham-Barlow)
                     (Financial Security Assurance Insured)
          1,500,000  5.500%, 06/15/18 pre-refunded                                    Aaa/AAA               1,613,760
          4,275,000  5.250%, 06/15/19                                                 Aaa/AAA               4,816,343
          2,650,000  5.000%, 06/15/21 pre-refunded                                    Aaa/AAA               2,808,020

                     Multnomah and Clackamas Counties, Oregon School
                     District #28JT (Centennial)
                     (Financial Security Assurance Insured)
          2,680,000  5.250%, 12/15/18                                                  Aaa/NR               3,017,626

                     Oregon  Coast Community College District
                     (MBIA Corporation Insured)
          1,590,000  5.250%, 06/15/17                                                  Aaa/NR               1,717,868

                     Pacific City, Oregon Joint Water - Sanitary Authority
          1,830,000  4.800%, 07/01/27                                                  NR/NR*               1,831,373

                     Polk, Marion & Benton Counties, Oregon School
                     District #13J (Central) (Financial
                     Security Assurance Insured)
          1,520,000  5.000%, 06/15/21                                                 Aaa/AAA               1,637,329

                     Portland, Oregon
          1,000,000  4.600%, 06/01/14                                                  Aaa/NR               1,028,660
          2,975,000  zero coupon, 06/01/15                                             Aa2/NR               2,207,272
          1,120,000  5.125%, 06/01/18                                                  Aaa/NR               1,143,061
         10,070,000  4.350%, 06/01/23                                                  Aa1/NR              10,215,109

                     Portland, Oregon Community College District
          3,115,000  5.125%, 06/01/16 pre-refunded                                     Aa2/AA               3,309,158
          2,350,000  5.000%, 06/01/21 pre-refunded                                     Aa2/AA               2,487,052

                     Portland, Oregon Community College District
                     (Financial Guaranty Insurance Corporation Insured)
          1,395,000  5.000%, 06/01/17 pre-refunded                                    Aaa/AAA               1,476,356

                     Salem-Keizer, Oregon School District #24J
                     (Financial Security Assurance Insured)
          1,000,000  4.875%, 06/01/14                                                 Aaa/AAA               1,006,120
          1,000,000  5.000%, 06/15/19                                                 Aaa/AAA               1,063,320

                     Southwestern Oregon Community College District
                     (MBIA Corporation Insured)
          1,120,000  6.000%, 06/01/25 pre-refunded                                    Aaa/AAA               1,195,320

                     State of Oregon
          2,115,000  5.250%, 10/15/14                                                  Aa2/AA               2,290,080

                     State of Oregon Board of Higher Education
            820,000  zero coupon, 08/01/16                                             Aa2/AA                 576,075
          2,560,000  5.500%, 08/01/21 pre-refunded                                     Aa2/AA               2,681,702
          2,000,000  5.000%, 08/01/21                                                  Aa2/AA               2,138,980
          2,130,000  5.000%, 08/01/22                                                  Aa2/AA               2,166,274

                     State of Oregon Elderly and Disabled Housing
             35,000  6.250%, 08/01/13                                                  Aa2/AA                  35,089

                     State of Oregon Veterans' Welfare
            700,000  9.200%, 10/01/08                                                  Aa2/NR                 731,381
            605,000  5.200%, 10/01/18                                                  Aa2/AA                 611,909
            550,000  4.800%, 12/01/22                                                  Aa2/AA                 548,240
            400,000  4.900%, 12/01/26                                                  Aa2/AA                 397,544

                     Wasco County, Oregon School District #12 (The
                     Dalles) (Financial Security Assurance
                     Insured)
          1,135,000  6.000%, 06/15/15 pre-refunded                                    Aaa/AAA               1,212,532
          1,400,000  5.500%, 06/15/17                                                 Aaa/AAA               1,594,558
          1,790,000  5.500%, 06/15/20                                                 Aaa/AAA               2,064,514

                     Washington County, Oregon
          2,465,000  5.000%, 06/01/23                                                  Aa2/NR               2,640,533
          3,375,000  4.375%, 06/01/26                                                  Aa2/NR               3,364,301

                     Washington County, Oregon School District #15
                     (Forest Grove) (Financial Security
                     Assurance Insured)
          1,760,000  5.375%, 06/15/16 pre-refunded                                     Aaa/NR               1,886,350
          2,000,000  5.000%, 06/15/21 pre-refunded                                     Aaa/NR               2,119,260

                     Washington County, Oregon School District #48J (Beaverton)
          1,620,000  5.125%, 01/01/16 pre-refunded                                    Aa2/AA-               1,710,185

                     Washington County, Oregon School District #48J
                     (Beaverton) (Financial Guaranty
                     Insurance Corporation Insured)
          2,500,000  5.375%, 06/01/19 pre-refunded                                    Aaa/AAA               2,581,550

                     Washington, Multnomah and Yamhill County, Oregon
                     School District #1J (Hillsboro)
          1,295,000  5.250%, 06/01/13 pre-refunded                                     Aa3/NR               1,335,028

                     Washington, Multnomah and Yamhill County, Oregon
                     School District #1J (Hillsboro)
                     (MBIA Corporation Insured)
          8,500,000  zero coupon, 06/15/26                                             Aaa/NR               3,411,815

                     Yamhill County, Oregon School District #40 (McMinnville)
                     (Financial Security
                     Assurance Insured)
          1,375,000  5.000%, 06/15/22                                                  Aaa/NR               1,474,426

                                                                                                    ------------------
                     Total General Obligation Bonds                                                       175,047,257
                                                                                                    ------------------

                     State of Oregon Revenue Bonds (52.0%)
                     ------------------------------------------------------------

                     Airport Revenue Bonds (1.0%)
                     ------------------------------------------------------------

                     Jackson County, Oregon Airport Revenue (XLCA Insured)
            750,000  5.250%, 12/01/32                                                 Aaa/AAA                 786,585

                     Port of Portland, Oregon Airport (AMBAC Indemnity
                     Corporation Insured)
          3,000,000  5.500%, 07/01/24                                                 Aaa/AAA              3,091,920

                                                                                                    ------------------
                     Total Airport Revenue Bonds                                                           3,878,505
                                                                                                    ------------------

                     Certificates of Participation Revenue Bonds (5.9%)
                     ------------------------------------------------------------

                     Oregon State Department Administrative Services
                     (AMBAC Indemnity Corporation
                     Insured)
            595,000  5.000%, 11/01/19                                                 Aaa/AAA                 601,860

                     Oregon State Department of Administration Services
                     (AMBAC Indemnity Corporation Insured)
            500,000  5.375%, 05/01/14                                                 Aaa/AAA                 535,245
          3,500,000  6.000%, 05/01/26 pre-refunded                                    Aaa/AAA               3,758,405

                     Oregon State Department of Administrative Services
                     (Financial Guaranty Insurance
                     Corporation Insured)
          2,000,000  5.000%, 11/01/20                                                 Aaa/AAA               2,133,140
          2,660,000  5.000%, 11/01/23                                                 Aaa/AAA               2,797,389
          2,945,000  5.000%, 11/01/24                                                 Aaa/AAA               3,088,274
          1,475,000  5.000%, 11/01/26                                                 Aaa/AAA               1,539,059
          1,145,000  5.000%, 05/01/27                                                 Aaa/AAA               1,193,456
          3,880,000  5.000%, 11/01/27                                                 Aaa/AAA               4,051,380

                     Oregon State Department of Administrative Services
                     (Financial Security Assurance
                     Insured)
            750,000  5.000%, 05/01/19                                                 Aaa/AAA                 796,673
          1,000,000  5.000%, 05/01/22                                                 Aaa/AAA               1,054,200
          2,280,000  4.500%, 11/01/32                                                 Aaa/AAA               2,259,662


                                                                                                    ------------------
                     Total Certificates of Participation Revenue Bonds                                     23,808,743
                                                                                                    ------------------

                     Hospital Revenue Bonds (9.8%)
                     ------------------------------------------------------------

                     Clackamas County, Oregon Hospital Facilities Authority
                     (Legacy Health System)
          2,000,000  5.250%, 02/15/17                                                  A1/AA-               2,061,820
          2,980,000  5.250%, 02/15/18                                                  A1/AA-               3,060,758
          4,025,000  5.250%, 05/01/21                                                  A1/AA-               4,151,747

                     Clackamas County, Oregon Hospital Facilities Authority
                     (Legacy Health System) (MBIA
                     Corporation Insured)
          2,650,000  4.750%, 02/15/11                                                 Aaa/AAA               2,728,626

                     Clackamas County, Oregon Hospital Facilities Authority
                     (Mary's Woods)
          3,480,000  6.625%, 05/15/29 pre-refunded                                    NR/NR**               3,711,107

                     Deschutes County, Oregon Hospital Facilities Authority
                     (Cascade Health)
          2,000,000  5.600%, 01/01/27 pre-refunded                                     A1/NR                2,173,840
          3,000,000  5.600%, 01/01/32 pre-refunded                                     A1/NR                3,260,760

                     Klamath Falls, Oregon Inter Community Hospital
                     (Merle West) (Assured Guaranty
                     Corporation Insured)
          5,000,000  5.000%, 09/01/36                                                  NR/AAA               5,123,250

                     Medford, Oregon Hospital Facilities Authority
                     (MBIA Corporation Insured)
            345,000  5.000%, 08/15/18                                                 Aaa/AAA                 351,586

                     Multnomah County, Oregon Hospital Facilities
                     Authority (Providence Health System)
          1,390,000  5.250%, 10/01/22                                                  Aa2/AA               1,440,944

                     Multnomah County, Oregon Hospital Facilities
                     Authority (Terwilliger Plaza Project)
          1,250,000  5.250%, 12/01/36                                                  NR/NR*               1,041,725

                     Oregon Health Sciences University Series B
                     (MBIA Corporation Insured)
          1,400,000  5.250%, 07/01/15                                                 Aaa/AAA               1,415,260

                     Salem, Oregon Hospital
          3,500,000  4.500%, 08/15/30                                                  NR/A+                3,250,975

                     State of Oregon Health Housing Educational and
                     Cultural Facilities Authority
                     (Peacehealth) (AMBAC Indemnity Corporation Insured)
          2,300,000  5.250%, 11/15/17                                                 Aaa/AAA               2,437,724
          1,850,000  5.000%, 11/15/26                                                 Aaa/AAA               1,911,124
          1,430,000  5.000%, 11/15/32                                                 Aaa/AAA               1,466,494

                                                                                                    ------------------
                     Total Hospital Revenue Bonds                                                          39,587,740
                                                                                                    ------------------

                     Housing, Educational, and Cultural Revenue Bonds (9.6%)
                     ------------------------------------------------------------

                     Forest Grove, Oregon (Pacific University)
                     (Radian Insured)
          4,000,000  5.000%, 05/01/22                                                  Aa3/AA               4,038,800

                     Forest Grove, Oregon Student Housing (Oak Tree Foundation)
          5,750,000  5.500%, 03/01/37                                                  NR/NR*               5,282,008

                     Multnomah County, Oregon Educational Facility
                     (University of Portland)
          1,000,000  6.000%, 04/01/20                                                 NR/BBB+               1,061,160

                     Oregon Health Sciences University, Oregon
                     (MBIA Corporation Insured)
         11,550,000  zero coupon, 07/01/21                                            Aaa/AAA               6,352,962
          3,140,000  5.250%, 07/01/22                                                 Aaa/AAA               3,315,997

                     Oregon State Facilities Authority (Linfield College)
          2,115,000  5.000%, 10/01/25                                                 Baa1/NR               2,116,184

                     Oregon State Facilities Authority Revenue
                     (University of Portland)
          1,790,000  4.750%, 04/01/25                                                 NR/BBB+               1,750,710
          5,500,000  5.000%, 04/01/32                                                 NR/BBB+               5,408,480

                     Oregon State Facilities Authority (Willamette
                     University) (Financial Guaranty
                     Corporation Insured)
            500,000  5.125%, 10/01/25                                                 Aaa/AAA                 529,925

                     Oregon State Facilities Authority Revenue
                     (Willamette University)
          5,000,000  5.000%, 10/01/32                                                   NR/A                5,088,400

                     State of Oregon Housing and Community Services
              5,000  5.900%, 07/01/12                                                  Aa2/NR                   5,044
             95,000  6.700%, 07/01/13                                                  Aa2/NR                  96,532
            300,000  6.000%, 07/01/20                                                  Aa2/NR                 306,591
          2,625,000  4.650%, 07/01/25                                                  Aa2/NR               2,590,980
          1,050,000  5.400%, 07/01/27                                                  Aa2/NR               1,062,663

                                                                                                    ------------------
                     Total Housing, Educational, and Cultural Revenue Bonds                                39,006,436
                                                                                                    ------------------

                     Public Facilities Revenue Bonds (0.3%)
                     ------------------------------------------------------------

                     Port of Morrow, Oregon
          1,250,000  5.000%, 06/01/25                                                  NR/NR*               1,189,900

                                                                                                    ------------------
                     Total Public Facilities Revenue Bonds                                                  1,189,900
                                                                                                    ------------------

                     Transportation Revenue Bonds (6.4%)
                     ------------------------------------------------------------

                     Oregon St. Department Transportation Highway Usertax
          3,025,000  5.500%, 11/15/18 pre-refunded                                    Aa2/AAA               3,330,223
          2,555,000  5.375%, 11/15/18 pre-refunded                                    Aa2/AAA               2,714,458
          4,545,000  5.125%, 11/15/26                                                 Aa2/AAA               4,927,507
          2,155,000  5.000%, 11/15/28                                                 Aa2/AAA               2,266,715
          1,000,000  5.000%, 11/15/29                                                 Aa2/AAA               1,039,970
          1,200,000  5.000%, 11/15/22                                                 Aa2/AAA               1,269,132
          1,260,000  5.000%, 11/15/23                                                 Aa2/AAA               1,327,952
          3,165,000  4.500%, 11/15/32                                                 Aa2/AAA               3,132,116

                     Tri-County Metropolitan Transportation District, Oregon
          1,440,000  5.750%, 08/01/16 pre-refunded                                     NR/AAA               1,534,435
          1,775,000  5.000%, 09/01/16                                                 Aa3/AAA               1,884,944

                     Tri-County Metropolitan Transportation District, Oregon
                     (LOC: Morgan Guaranty Trust)
          2,500,000  5.400%, 06/01/19 pre-refunded                                     NR/AA-               2,603,925

                                                                                                    ------------------
                     Total Transportation Revenue Bonds                                                    26,031,377
                                                                                                    ------------------

                     Urban Renewal Revenue Bonds (3.8%)
                     ------------------------------------------------------------

                     Portland, Oregon Airport Way Renewal and
                     Redevelopment (AMBAC Indemnity Corporation
                     Insured)
          1,640,000  6.000%, 06/15/14 pre-refunded                                     Aaa/NR               1,767,231
          1,765,000  5.750%, 06/15/20 pre-refunded                                     Aaa/NR               1,891,621

                     Portland, Oregon River District Urban Renewal
                     and Redevelopment
                     (AMBAC Indemnity Corporation Insured)
          1,915,000  5.000%, 06/15/20                                                  Aaa/NR               2,012,646

                     Portland, Oregon Urban Renewal Tax Allocation (AMBAC
                     Indemnity Corporation Insured) (Convention Center)
          1,150,000  5.750%, 06/15/18                                                  Aaa/NR               1,226,314
          2,000,000  5.450%, 06/15/19                                                  Aaa/NR               2,116,300

                     Portland, Oregon Urban Renewal Tax Allocation
                     (Interstate Corridor) (Financial
                     Guaranty Insurance Corporation Insured)
          1,890,000  5.250%, 06/15/20                                                  Aaa/NR               2,053,504
          1,990,000  5.250%, 06/15/21                                                  Aaa/NR               2,152,782
          2,030,000  5.000%, 06/15/23                                                  Aaa/NR               2,132,880

                                                                                                    ------------------
                     Total Urban Renewal Revenue Bonds                                                     15,353,278
                                                                                                    ------------------

                     Utility Revenue Bonds (0.8%)
                     ------------------------------------------------------------

                     Emerald Peoples Utility District, Oregon
                     (Financial Security Assurance Insured)
          1,455,000  5.250%, 11/01/22                                                  Aaa/NR               1,556,384

                     Eugene, Oregon Electric Utility
                     (Financial Security Assurance Insured)
          1,600,000  5.000%, 08/01/18                                                 Aaa/AAA               1,612,400

                                                                                                    ------------------
                     Total Utility Revenue Bonds                                                            3,168,784
                                                                                                    ------------------

                     Water and Sewer Revenue Bonds (12.6%)
                     ------------------------------------------------------------

                     Klamath Falls, Oregon Wastewater (AMBAC Indemnity
                     Corporation Insured)
          1,545,000  5.650%, 06/01/20 pre-refunded                                    Aaa/AAA               1,636,433

                     Klamath Falls, Oregon Water (Financial Security
                     Assurance Insured)
          1,575,000  5.500%, 07/01/16                                                 Aaa/AAA               1,753,637

                     Lebanon, Oregon Wastewater
                     (Financial Security Assurance Insured)
          1,000,000  5.700%, 03/01/20                                                 Aaa/AAA               1,052,970

                     Portland, Oregon Sewer System (Financial Guaranty
                     Insurance Corporation Insured)
          2,500,000  5.750%, 08/01/19 pre-refunded                                    Aaa/AAA               2,663,950

                     Portland, Oregon Sewer System (Financial
                     Security Assurance Insured)
          2,760,000  5.250%, 06/01/17                                                 Aaa/AAA               2,967,856
          4,595,000  5.000%, 06/01/17                                                 Aaa/AAA               4,963,381
          3,470,000  5.000%, 06/01/21                                                 Aaa/AAA               3,644,021

                     Portland, Oregon Sewer System (MBIA Corporation Insured)
          1,610,000  5.000%, 06/15/27                                                 Aaa/AAA               1,677,507

                     Portland, Oregon Water System
          7,420,000  5.500%, 08/01/19 pre-refunded                                     Aa1/NR               7,861,045
          1,235,000  5.500%, 08/01/20 pre-refunded                                     Aa1/NR               1,308,408

                     Portland, Oregon Water System (MBIA Corporation Insured)
          2,725,000  4.500%, 10/01/27                                                  Aaa/NR               2,707,206

                     Salem, Oregon Water & Sewer (Financial
                     Security Assurance Insured)
          1,000,000  5.375%, 06/01/15                                                 Aaa/AAA               1,119,320
          1,970,000  5.375%, 06/01/16 pre-refunded                                    Aaa/AAA               2,074,115
          3,025,000  5.500%, 06/01/20 pre-refunded                                    Aaa/AAA               3,193,583

                     Sunrise Water Authority, Oregon (Financial
                     Security Assurance Insured)
          2,630,000  5.000%, 03/01/19                                                 Aaa/AAA               2,795,769
          1,350,000  5.250%, 03/01/24                                                 Aaa/AAA               1,443,515

                     Sunrise Water Authority, Oregon (XLCA Insured)
          1,000,000  5.000%, 09/01/25                                                 Aaa/AAA               1,040,570

                     Washington County, Oregon Clean Water Services
                     (Financial Guaranty Insurance Corporation Insured)
            995,000  5.000%, 10/01/13                                                 Aaa/AAA               1,050,083
          3,525,000  5.125%, 10/01/17                                                 Aaa/AAA               3,685,000

                     Washington County, Oregon Clean Water Services
                     (MBIA Corporation Insured)
          2,235,000  5.250%, 10/01/15                                                 Aaa/AAA               2,474,145

                                                                                                    ------------------
                     Total Water and Sewer Revenue Bonds                                                   51,112,514
                                                                                                    ------------------

                     Other Revenue Bonds (1.8%)
                     ------------------------------------------------------------

                     Oregon State Department of Administration Services
                     (Lottery Revenue) (Financial
                     Security Assurance Insured)
          3,040,000  5.000%, 04/01/19                                                 Aaa/AAA               3,226,960
          3,740,000  5.000%, 04/01/27                                                 Aaa/AAA               3,937,696

                                                                                                    ------------------
                     Total Other Revenue Bonds                                                              7,164,656
                                                                                                    ------------------

                     Total Revenue Bonds                                                                  210,301,933
                                                                                                    ------------------

                     U.S. Territory (3.5%)
                     ------------------------------------------------------------

                     Commonwealth of Puerto Rico General Obligation
          5,000,000  5.000%, 07/01/28                                                Baa3/BBB-              4,856,450

                     Puerto Rico Municipal Finance Agency (Financial
                     Security Assurance Insured)
            500,000  5.250%, 08/01/16                                                 Aaa/AAA                 532,110
          5,000,000  5.250%, 08/01/20                                                 Aaa/AAA               5,275,900

                     Puerto Rico Public Buildings Authority Revenue
                     (Commonwealth Guaranteed)
          3,000,000  6.250%, 07/01/31                                                Baa3/BBB-              3,384,720

                                                                                                    ------------------
                     Total U.S. Territory Bonds                                                            14,049,180
                                                                                                    ------------------

                     Total Municipal Bonds  (cost $385,669,153-note b)                 98.8%              399,398,370

                     Other assets less liabilities                                      1.2                 4,942,065
                                                                                  ----------------- ------------------

                     Net Assets                                                        100.0%        $    404,340,435
                                                                                  ================= ==================

                    (*) Any security not rated (NR) by either rating service has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a rating service.

                    (**) Rated AAA by Fitch.


                                                                                Percent of
                     Portfolio Distribution By Quality Rating (unaudited)       Portfolio


                     Aaa of Moody's or AAA of S&P or Fitch                        67.6  %

                     Aa of Moody's or AA of S&P                                   21.8

                     A of Moody's or S&P                                           3.4

                     Baa of Moody's or BBB of S&P                                  4.7

                     Not rated*                                                    2.5
                                                                                  --------

                                                                                  100.0%
                                                                                  ========


                     PORTFOLIO ABBREVIATIONS:
                     AMBAC - American Municipal Bond Assurance Corp. LOC - Letter of Credit
                     MBIA - Municipal Bond Investors Assurance
                     NR - Not Rated
                     XLCA - XL Capital Assurance

                      See accompanying notes to financial statements.

                            TAX-FREE TRUST OF OREGON
                          NOTES TO FINANCIAL STATEMENTS

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At December 31, 2007, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $385,340,008 amounted to $14,058,362, which consisted of aggregate gross unrealized appreciation of $15,730,609 and aggregate gross unrealized depreciation of $1,672,247.

Recent Developments- Over the past few months, municipal bond insurance companies have been under review by the three major rating agencies Standard & Poor's, Moody's and Fitch. The ratings of some of the insurance companies have now either been downgraded and/or have a negative outlook. The financial markets continue to assess the severity of the losses caused by the subprime credit crisis and its impact on municipal bond insurance companies and insured municipal bond prices.





Item 2. Controls and Procedures.

(a) The Fund's chief financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported timely.

(b) The Fund's chief financial and executive officers are aware of no changes in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.


Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each chief financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).





                                 Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TAX-FREE TRUST OF OREGON

By:	/s/ Diana P. Herrmann
      -------------------------------
      Diana P. Herrmann
      Vice Chair, President and Trustee
      February 29, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:	/s/ Diana P. Herrmann
      ---------------------------------
      Diana P. Herrmann
      Vice Chair, President and Trustee
      February 29, 2008


By:  /s/  Joseph P. DiMaggio
	-----------------------------------
	Joseph P. DiMaggio
	Chief Financial Officer and Treasurer
	February 29, 2008